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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2004 through October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                     MID CAP
                                      VALUE
                                      FUND

                                     Annual
                                     Report

                                    10/31/05

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Prices and Distributions                                     3
Performance Update                                           4
Comparing Ongoing Fund Expenses                             10
Portfolio Management Discussion                             12
Schedule of Investments                                     15
Financial Statements                                        23
Notes to Financial Statements                               33
Report of Independent Registered Public Accounting Firm     43
Trustees, Officers and Service Providers                    44

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/05
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite 12 straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again on November 1, 2005, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/05
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                  92.5%
Temporary Cash Investments                           6.7%
Depositary Receipts for International Stocks         0.8%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                          22.4%
Consumer Discretionary                              14.9%
Industrials                                         10.2%
Health Care                                         10.2%
Information Technology                               9.5%
Materials                                            9.3%
Consumer Staples                                     7.8%
Utilities                                            7.7%
Energy                                               6.1%
Telecommunication Services                           1.9%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Foot Locker, Inc.                                 2.20%
 2.    CIGNA Corp.                                       2.09
 3.    Federated Investors, Inc.                         2.09
 4.    The PMI Group, Inc.                               2.08
 5.    Safeway, Inc.                                     2.06
 6.    W.W. Grainger, Inc.                               2.05
 7.    Republic Services, Inc.                           1.96
 8.    Ball Corp.                                        1.95
 9.    Air Products & Chemicals, Inc.                    1.94
10.    Mellon Bank Corp.                                 1.90

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

                        Class       10/31/05   10/31/04
                        -----       --------   --------
                          A         $22.84     $25.57
                          B         $20.10     $23.32
                          C         $19.94     $23.15
                          R         $22.67     $25.46
                          Y         $23.68     $26.17


                        Class       10/31/05   12/10/04
                        -----       --------   --------
                        Investor    $22.88     $24.00


Distributions Per Share
--------------------------------------------------------------------------------

                               11/1/04 - 10/31/05
                 -----------------------------------------------
                    Net Investment     Short-Term      Long-Term
            Class       Income       Capital Gains   Capital Gains
            -----       ------       -------------   -------------
              A          $ -            $0.7928        $4.8342
              B          $ -            $0.7928        $4.8342
              C          $ -            $0.7928        $4.8342
              R          $ -            $0.7928        $4.8342
              Y          $ -            $0.7928        $4.8342


                               12/10/04 - 10/31/05
                 -----------------------------------------------
                    Net Investment     Short-Term      Long-Term
            Class       Income       Capital Gains   Capital Gains
            -----       ------       -------------   -------------
            Investor     $ -            $0.6100        $1.8600

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

--------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                                  Public
                  Net Asset      Offering
Period           Value (NAV)    Price (POP)
10 Years           10.73%        10.08%
5 Years            10.62          9.32
1 Year             11.90          5.47
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer        Russell
              Mid Cap        Midcap
               Value         Value
               Fund          Index
               ----          -----
10/95        $ 9,425       $ 10,000
10/97         13,088         16,049
10/99         13,142         17,940
10/01         16,063         19,793
10/03         19,845         25,629
10/05         26,126         36,678


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                     If           If
Period              Held       Redeemed
10 Years            9.82%        9.82%
5 Years             9.66         9.66
1 Year             10.81         9.36
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer        Russell
              Mid Cap        Midcap
               Value         Value
               Fund          Index
               ----          -----
10/95        $ 10,000      $ 10,000
10/97          13,663        16,049
10/99          13,512        17,940
10/01          16,248        19,793
10/03          19,738        25,629
10/05          25,510        36,678


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                     If           If
Period              Held       Redeemed
Life-of-Class
(1/31/96)           9.25%         9.25%
5 Years             9.65          9.65
1 Year             10.95         10.95
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer        Russell
              Mid Cap        Midcap
               Value         Value
               Fund          Index
               ----          -----
01/96        $ 10,000      $ 10,000
10/97          12,721        14,696
10/99          12,567        16,427
10/01          15,089        18,123
10/03          18,313        23,468
10/05          23,692        33,583


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                     If           If
Period              Held       Redeemed
Life-of-Class
(12/10/04)         5.39%         5.39%
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer        Russell
              Mid Cap        Midcap
               Value         Value
               Fund          Index
               ----          -----
12/04        $ 10,000      $ 10,000
10/05          10,166        10,776


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                     If           If
Period              Held       Redeemed
10 Years           10.29%        10.29%
5 Years            10.30         10.30
1 Year             11.69         11.69
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer        Russell
              Mid Cap        Midcap
               Value         Value
               Fund          Index
               ----          -----
10/95        $ 10,000      $ 10,000
10/97          13,737        16,049
10/99          13,665        17,940
10/01          16,527        19,793
10/03          20,283        25,629
10/05          26,618        36,678


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------
Average Annual Total Returns
(As of October 31, 2005)
                     If           If
Period              Held       Redeemed
10 Years           11.15%        11.15%
5 Years            11.20         11.20
1 Year             12.61         12.61
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer        Russell
              Mid Cap        Midcap
               Value         Value
               Fund          Index
               ----          -----
10/95        $ 10,000      $ 10,000
10/97          13,883        16,049
10/99          14,036        17,940
10/01          17,321        19,793
10/03          21,609        25,629
10/05          28,768        36,678


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 7/25/90 to 7/2/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from May 1, 2005 through October 31, 2005


Share Class             A           B            C          Investor        R            Y
-------------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/05
Ending Account      $1,037.94    $1,033.10    $1,033.44    $1,039.14    $1,030.47    $1,040.57
Value On 10/31/05
Expenses Paid       $    5.65    $   10.56    $    9.99    $    4.83    $    6.78    $    3.45
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.06%, 1.95%, 0.94%, 1.32%, and 0.67% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from May 1, 2005 through October 31, 2005


Share Class             A           B            C          Investor        R            Y
-------------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/05
Ending Account      $1,019.66    $1,014.82    $1,015.38    $1,020.47    $1,018.55    $1,021.83
Value On
10/31/05
Expenses Paid       $    5.60    $   10.46    $    9.91    $    4.79    $    6.72    $    3.41
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.06%, 1.95%, 0.94, 1.32%, and 0.67% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05
--------------------------------------------------------------------------------

Domestic stocks performed unevenly during the 12 months ending October 31, 2005. Equity prices rose early in the period before moving up and down without clear direction for the remainder of the period as investors grappled with concerns about rising interest rates, higher energy prices and the sustainability of the economic expansion. In the following discussion, Rod Wright, portfolio manager of Pioneer Mid Cap Value Fund, provides an update on the Fund, its investment strategies and the economic environment during the 12 months.

Q:   How did the Fund perform?

A: Pioneer Mid Cap Value Fund, while lagging its benchmark, the Russell Midcap Value Index, outperformed the overall market, as measured by the Standard & Poor's 500 Index. For the 12 months ending October 31, 2005, the Fund's Class A shares had a total return of 11.90% at net asset value. During the same 12 months, the S&P 500 Index returned 8.72%, while the Russell Midcap Value Index returned 19.50%. During the same period, the average return of 248 funds in Lipper's Mid-Cap Value category was 14.51%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors that influenced performance?

A: Much of the overall market's positive performance for the 12 months came during the first two months of the Fund's fiscal year, November and December 2005, amid rising optimism in the markets following the re-election of President Bush and the apparent end to many uncertainties. However, that optimism gave way to concerns about the impact of higher energy prices and of rising interest rates resulting from the Federal Reserve Board's actions to forestall any increase in inflationary pressures. Although the price of oil rose early in the period, reaching $50 a barrel halfway through the fiscal year, energy prices did not significantly influence consumer or investor behavior until later when oil prices rose further, eventually hitting $70 per barrel. In contrast, short-term interest rates rose throughout the period as the Federal Reserve,

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     as predicted, kept tightening monetary policy to restrain the pace of economic growth. Also affecting investor psychology were continued concerns about the war in Iraq, the effects of the growing influence of China on the global economy, and rising prices of commodities, including copper, iron ore and forest products.

     While the Fund had positive results and outperformed the overall market, as reflected by the S&P 500, performance trailed the benchmark Russell Midcap Value Index. The primary reasons were our lack of exposure to real estate investment trusts (REITs) and our de-emphasis of utilities stocks, two areas that performed well over the 12 months. We do not normally invest in REITs. We avoided utilities for two reasons: we thought they were priced expensively, and they did not meet the criteria of our investment discipline, which seeks above-average businesses with strong potential for improvement.

Q:   What were some of the investments that helped support performance?

A:   We had excellent results from several health care investments, including:
     IVAX, a generic drug manufacturer that was acquired by another company, Teva, at a premium to its stock valuation; CIGNA, a large HMO which benefited as its new information technology system resulted in improved productivity and efficiency; and Triad Hospitals, a hospital chain whose stock price rose as management reduced debt and stabilized operations. We have taken profits and reduced our investment in Triad.

     The stock of SunGard Data Systems, which provides software and information technology systems for large enterprises, appreciated sharply on the news that it was being taken over by private equity groups. Specialty insurer UNUM Provident rose as management successfully turned around the business. During a period of rising oil prices, our energy investments helped substantially, led by Occidental Petroleum, a refiner, and Devon Energy, an exploration and production company.

Q:   What were some of the investments that detracted from results?

A: Several of our consumer discretionary selections were hurt as rising oil prices cut into the disposable incomes of consumers. In addition, athletic shoe retailer Foot Locker's results were affected by intense price competition in the United Kingdom and France, which caused the company to miss earnings expectations. Symbol

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05                           (continued)
--------------------------------------------------------------------------------

     Technologies, a leader in developing and producing scanning devices and systems used in a variety of applications, declined as a new management struggled to deal with lingering legal issues that it had inherited. Tenet Healthcare, a hospital chain, fell hard late in the period as it reported disappointing earnings because of problems associated with hurricanes. The company operated several hospitals in Louisiana that were hit by Hurricane Katrina, while its claims processing center in Florida was damaged by Hurricane Wilma. We think Foot Locker and Symbol Technologies offer attractive longer-term opportunities and we have retained positions in both companies.

Q:   What is your investment outlook?

A: We strive for the Fund to perform consistently over the long term, and we think the Fund is very well positioned. We have worked to guard against the risks of rising interest rates by underweighting banks and utilities and continue to avoid real estate investment trusts. While the overall mid-cap value stock universe includes a heavy concentration of interest-rate sensitive stocks, our portfolio has minimized interest-rate risks. We anticipate that this positioning could help our relative and absolute performance in the future. The portfolio emphasizes higher-quality companies with reasonable prices that have potential catalysts for improved results and better-than-average business prospects over the long term.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05
--------------------------------------------------------------------------------

   Shares                                                               Value
              COMMON STOCK - 98.5%
              Energy - 6.1%
              Integrated Oil & Gas - 1.2%
  425,000     Occidental Petroleum Corp.                       $   33,524,000
                                                               --------------
              Oil & Gas Drilling - 1.9%
  409,800     ENSCO International, Inc.                        $   18,682,782
  236,500     Nabors Industries, Inc.*                             16,230,995
  265,000     Transocean Offshore, Inc.*                           15,234,850
                                                               --------------
                                                               $   50,148,627
                                                               --------------
              Oil & Gas Equipment & Services - 0.6%
  244,500     Weatherford International, Inc.*(b)              $   15,305,700
                                                               --------------
              Oil & Gas Exploration & Production - 1.7%
  212,500     Apache Corp.                                     $   13,563,875
  525,000     Devon Energy Corp.                                   31,699,500
                                                               --------------
                                                               $   45,263,375
                                                               --------------
              Oil & Gas Refining & Marketing - 0.7%
  300,000     Tesoro Petroleum Corp.*                          $   18,345,000
                                                               --------------
              Total Energy                                     $  162,586,702
                                                               --------------
              Materials - 9.1%
              Aluminum - 0.6%
  808,000     Novelis, Inc.                                    $   15,925,680
                                                               --------------
              Diversified Chemical - 3.1%
  750,000     Ashland, Inc.                                    $   40,132,500
  725,800     PPG Industries, Inc.                                 43,526,226
                                                               --------------
                                                               $   83,658,726
                                                               --------------
              Diversified Metals & Mining - 1.0%
  525,000     Freeport-McMoRan Copper & Gold, Inc.
                (Class B) (b)                                  $   25,945,500
                                                               --------------
              Industrial Gases - 1.9%
  900,800     Air Products & Chemicals, Inc.                   $   51,561,792
                                                               --------------
              Metal & Glass Containers - 1.9%
1,315,700     Ball Corp.                                       $   51,799,109
                                                               --------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                               Value
              Paper Products - 0.6%
  650,000     Meadwestvaco Corp.                               $   17,043,000
                                                               --------------
              Total Materials                                  $  245,933,807
                                                               --------------
              Capital Goods - 4.8%
              Building Products - 1.2%
  824,000     American Standard Companies, Inc.                $   31,344,960
                                                               --------------
              Construction & Farm Machinery & Heavy Trucks - 1.6%
  700,000     Deere & Co.                                      $   42,476,000
                                                               --------------
              Trading Companies & Distributors - 2.0%
  814,600     W.W. Grainger, Inc.                              $   54,561,908
                                                               --------------
              Total Capital Goods                              $  128,382,868
                                                               --------------
              Commercial Services & Supplies - 4.5%
              Commercial Printing - 1.4%
1,100,000     R.R. Donnelly & Sons Co.                         $   38,522,000
                                                               --------------
              Diversified Commercial Services - 1.2%
  488,700     The Dun & Bradstreet Corp.*                      $   30,944,484
                                                               --------------
              Environmental & Facilities Services - 1.9%
1,475,000     Republic Services, Inc.                          $   52,141,250
                                                               --------------
              Total Commercial Services & Supplies             $  121,607,734
                                                               --------------
              Transportation - 0.8%
              Railroads - 0.8%
  300,000     Canadian National Railway Co.                    $   21,744,000
                                                               --------------
              Total Transportation                             $   21,744,000
                                                               --------------
              Consumer Durables & Apparel - 1.9%
              Apparel, Accessories & Luxury Goods - 1.0%
  787,600     Liz Claiborne, Inc.                              $   27,723,520
                                                               --------------
              Photographic Products - 0.9%
1,100,000     Eastman Kodak Co. (b)                            $   24,090,000
                                                               --------------
              Total Consumer Durables & Apparel                $   51,813,520
                                                               --------------
              Consumer Services - 1.7%
              Hotels, Resorts & Cruise Lines - 1.1%
  733,700     Royal Caribbean Cruises, Ltd.                    $   30,404,528
                                                               --------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                               Value
              Restaurants - 0.6%
  725,000     Ruby Tuesday, Inc. (b)                           $   15,884,750
                                                               --------------
              Total Consumer Services                          $   46,289,278
                                                               --------------
              Media - 5.4%
              Advertising - 1.7%
4,500,000     The Interpublic Group of Companies, Inc.*(b)     $   46,485,000
                                                               --------------
              Broadcasting & Cable Television - 2.4%
1,093,100     Clear Channel Communications, Inc. (b)           $   33,252,102
1,084,300     Entercom Communications Corp.*                       31,303,741
                                                               --------------
                                                               $   64,555,843
                                                               --------------
              Movies & Entertainment - 0.6%
  925,000     Regal Entertainment Group (b)                    $   17,047,750
                                                               --------------
              Publishing - 0.7%
  550,000     Tribune Co.                                      $   17,330,500
                                                               --------------
              Total Media                                      $  145,419,093
                                                               --------------
              Retailing - 5.7%
              Apparel Retail - 2.2%
3,000,000     Foot Locker, Inc.                                $   58,320,000
                                                               --------------
              Department Stores - 0.8%
  362,500     Federated Department Stores, Inc.                $   22,246,625
                                                               --------------
              Internet Retail - 1.2%
1,783,900     Expedia, Inc.*(b)                                $   33,519,481
                                                               --------------
              Specialty Stores - 1.5%
3,000,000     Blockbuster, Inc. (b)                            $   13,680,000
  650,000     Tiffany & Co.                                        25,610,000
                                                               --------------
                                                               $   39,290,000
                                                               --------------
              Total Retailing                                  $  153,376,106
                                                               --------------
              Food & Drug Retailing - 4.6%
              Drug Retail - 0.9%
1,000,000     CVS Corp.                                        $   24,410,000
                                                               --------------
              Food Retail - 2.0%
2,350,000     Safeway, Inc. (b)                                $   54,661,000
                                                               --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                               Value
              Hypermarkets & Supercenters - 1.7%
1,575,000     BJ'S Wholesale Club, Inc.*(b)                    $   44,856,000
                                                               --------------
              Total Food & Drug Retailing                      $  123,927,000
                                                               --------------
              Food, Beverage & Tobacco - 3.1%
              Brewers - 1.4%
  600,000     Molson Coors Brewing Co. (Class B)               $   37,020,000
                                                               --------------
              Packaged Foods & Meats - 0.9%
  675,000     H.J. Heinz Co., Inc.                             $   23,962,500
                                                               --------------
              Tobacco - 0.8%
  550,000     UST, Inc.*                                       $   22,764,500
                                                               --------------
              Total Food, Beverage & Tobacco                   $   83,747,000
                                                               --------------
              Health Care Equipment & Services - 8.1%
              Health Care Distributors - 0.6%
  375,000     McKesson Corp.                                   $   17,036,250
                                                               --------------
              Health Care Equipment - 1.5%
1,641,900     Boston Scientific Corp.*                         $   41,244,528
                                                               --------------
              Health Care Facilities - 1.5%
3,910,500     Tenet Healthcare Corp.*                          $   32,926,410
  192,500     Triad Hospitals, Inc.*                                7,917,525
                                                               --------------
                                                               $   40,843,935
                                                               --------------
              Health Care Services - 2.4%
  775,000     Laboratory Corp. of America Holdings*            $   37,393,750
1,100,000     IMS Health, Inc.                                     25,553,000
                                                               --------------
                                                               $   62,946,750
                                                               --------------
              Managed Health Care - 2.1%
  480,000     CIGNA Corp.                                      $   55,617,600
                                                               --------------
              Total Health Care Equipment & Services           $  217,689,063
                                                               --------------
              Pharmaceuticals & Biotechnology - 1.9%
              Pharmaceuticals - 1.9%
1,975,000     Perrigo Co.                                      $   26,405,750
  719,200     Shire Pharmaceuticals Group Plc (A.D.R.)             25,776,128
                                                               --------------
                                                               $   52,181,878
                                                               --------------
              Total Pharmaceuticals & Biotechnology            $   52,181,878
                                                               --------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                               Value
              Banks - 7.5%
              Regional Banks - 4.8%
  405,100     City National Corp.                              $   29,726,238
  925,000     KeyCorp                                              29,822,000
  575,000     Marshall & Ilsley Corp. (b)                          24,702,000
  848,300     North Fork Bancorporation, Inc.                      21,495,922
  335,000     Zions Bancorporation                                 24,612,450
                                                               --------------
                                                               $  130,358,610
                                                               --------------
              Thrifts & Mortgage Finance - 2.7%
1,400,000     Hudson City Bancorp, Inc.                        $   16,576,000
1,382,000     The PMI Group, Inc.                                  55,114,160
                                                               --------------
                                                               $   71,690,160
                                                               --------------
              Total Banks                                      $  202,048,770
                                                               --------------
              Diversified Financials - 6.4%
              Asset Management & Custody Banks - 3.9%
1,587,700     Federated Investors, Inc.                        $   55,585,377
1,595,800     Mellon Bank Corp.                                    50,570,902
                                                               --------------
                                                               $  106,156,279
                                                               --------------
              Investment Banking & Brokerage - 2.5%
  570,000     A.G. Edwards, Inc.                               $   24,122,400
  400,000     Bear Stearns Co., Inc.*(b)                           42,320,000
                                                               --------------
                                                               $   66,442,400
                                                               --------------
              Total Diversified Financials                     $  172,598,679
                                                               --------------
              Insurance - 8.1%
              Insurance Brokers - 2.1%
  725,000     Marsh & McLennan Co., Inc.                       $   21,133,750
  950,000     Willis Group Holdings, Ltd.                          35,283,000
                                                               --------------
                                                               $   56,416,750
                                                               --------------
              Life & Health Insurance - 1.4%
1,850,000     UNUM Corp. (b)                                   $   37,536,500
                                                               --------------
              Multi-Line Insurance - 1.2%
  840,800     Assurant, Inc.                                   $   32,118,560
                                                               --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                               Value
              Property & Casualty Insurance - 2.6%
  575,000     Safeco Corp.                                     $   32,027,500
   63,000     White Mountains Insurance Group, Ltd.                38,108,700
                                                               --------------
                                                               $   70,136,200
                                                               --------------
              Reinsurance - 0.8%
  775,000     Platinum Underwriter Holdings, Ltd.              $   22,079,750
                                                               --------------
              Total Insurance                                  $  218,287,760
                                                               --------------
              Software & Services - 1.2%
              Data Processing & Outsourced Services - 1.2%
2,500,000     The BISYS Group, Inc.*                           $   31,700,000
                                                               --------------
              Total Software & Services                        $   31,700,000
                                                               --------------
              Technology Hardware & Equipment - 8.1%
              Communications Equipment - 2.1%
  825,000     Scientific-Atlanta, Inc.                         $   29,238,000
2,887,000     Tellabs, Inc.*                                       27,599,720
                                                               --------------
                                                               $   56,837,720
                                                               --------------
              Computer Hardware - 1.8%
  700,000     Diebold, Inc.                                    $   25,298,000
  750,400     NCR Corp.*                                           22,677,088
                                                               --------------
                                                               $   47,975,088
                                                               --------------
              Computer Storage & Peripherals - 1.3%
  818,500     Imation Corp.                                    $   35,039,985
                                                               --------------
              Electronic Equipment & Instruments - 1.4%
4,600,000     Symbol Technologies, Inc.                        $   38,180,000
                                                               --------------
              Office Electronics - 1.5%
3,067,100     Xerox Corp.*(b)                                  $   41,620,547
                                                               --------------
              Total Technology Hardware & Equipment            $  219,653,340
                                                               --------------
              Telecommunication Services - 1.9%
              Integrated Telecommunications Services - 1.9%
  800,000     Century Telephone Enterprises, Inc.              $   26,184,000
6,453,500     Cincinnati Bell, Inc.*                               25,555,860
                                                               --------------
                                                               $   51,739,860
                                                               --------------
              Total Telecommunication Services                 $   51,739,860
                                                               --------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                               Value
              Utilities - 7.6%
              Electric Utilities - 3.1%
  708,600     Edison International                             $   31,008,336
  375,000     Entergy Corp.                                        26,520,000
2,000,000     Reliant Energy*                                      25,400,000
                                                               --------------
                                                               $   82,928,336
                                                               --------------
              Independent Power Producers & Energy Traders - 2.2%
  500,000     Constellation Energy Group                       $   27,400,000
  750,000     NRG Energy, Inc.*                                    32,257,500
                                                               --------------
                                                               $   59,657,500
                                                               --------------
              Multi-Utilities - 2.3%
  971,600     NSTAR                                            $   26,427,520
  995,600     PG&E Corp.                                           36,219,928
                                                               --------------
                                                               $   62,647,448
                                                               --------------
              Total Utilities                                  $  205,233,284
                                                               --------------
              TOTAL COMMON STOCK
              (Cost $2,418,655,800)                            $2,655,959,742
                                                               --------------


Principal
   Amount
                 TEMPORARY CASH INVESTMENTS - 7.1%
                 Repurchase Agreement - 1.8%
$48,900,000      UBS Warburg, Inc., 3.85%, dated 10/31/05,
                 repurchase price of $48,900,000 plus
                 accrued interest on 11/1/05 collateralized
                 by $62,137,000 U.S. Treasury Bill,
                 4.192%, 4/20/06                               $   48,900,000
                                                               --------------


   Shares
                Security Lending Collateral - 5.3%
142,487,166     Securities Lending Investment Fund, 3.89%      $  142,487,166
                                                               --------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $191,387,166)                            $  191,387,166
                                                               --------------
                TOTAL INVESTMENT IN SECURITIES - 105.6%
                (Cost $2,610,042,966) (a)                      $2,847,346,908
                                                               --------------
                OTHER ASSETS AND LIABILITIES - (5.6)%          $ (150,114,491)
                                                               --------------
                TOTAL NET ASSETS - 100.0%                      $2,697,232,417
                                                               ==============

The accompanying notes are an integral part of these financial statements.   21

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                   (continued)
--------------------------------------------------------------------------------

(A.D.R.)    American Depositary Receipt

*           Non-income producing security

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $2,613,908,692 was as follows:

                 Aggregate gross unrealized gain for all investments in
                 which there is an excess of value over tax cost                $ 337,797,407

                 Aggregate gross unrealized loss for all investments in
                 which there is an excess of tax cost over value                 (104,359,191)
                                                                                -------------
                 Net unrealized gain                                            $ 233,438,216
                                                                                =============

(b)         At Octobert 31, 2005, the following securities were out on loan:



       Shares     Security                                                      Market Value
      154,200     BJ's Wholesale Club, Inc.*                                    $  4,391,616
       54,000     Bear Stearns Co., Inc.*                                          5,713,200
    2,942,457     Blockbuster, Inc.                                               13,417,604
        8,483     Clear Channel Communications, Inc.                                 258,053
    1,044,400     Eastman Kodak Co.                                               22,872,360
      164,951     Expedia, Inc.*                                                   3,099,429
          100     Freeport-McMoRan Copper & Gold, Inc. (Class B)                       4,942
    1,412,000     The Interpublic Group of Companies, Inc.*                       14,585,960
      338,502     Marshall & Ilsley Corp.                                         14,542,046
    1,023,787     Regal Entertainment Group+                                      18,868,394
      819,000     Ruby Tuesday, Inc.+                                             17,944,290
      337,900     Safeway, Inc.                                                    7,859,554
      201,495     Sovereign Bancorp, Inc.+                                         4,346,247
      328,450     UNUM Corp.                                                       6,664,251
      110,320     Xerox Corp.*                                                     1,497,042
       55,696     Weatherford International, Inc.*                                 3,486,570
                                                                                ------------
                  Total                                                         $139,551,558
                                                                                ============

+ Pending sale of securities as of October 31, 2005.

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2005 aggregated $2,035,284,353 and $1,739,230,263, respectively.

22    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $139,551,558) (cost $2,610,042,966)                       $2,847,346,908
  Receivables -
    Investment securities sold                                    32,593,665
    Fund shares sold                                               5,050,111
    Dividends, interest and foreign taxes withheld                 2,012,348
    Other                                                            204,065
                                                              --------------
      Total assets                                            $2,887,207,097
                                                              --------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $   30,396,595
    Fund shares repurchased                                       11,778,564
    Upon return of securities loaned                             142,487,166
  Due to bank                                                      4,075,203
  Due to affiliates                                                1,110,155
  Accrued expenses                                                   126,997
                                                              --------------
      Total liabilities                                       $  189,974,680
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $2,359,241,101
  Accumulated net investment income                                1,177,263
  Accumulated net realized gain on investments                    99,510,111
  Net unrealized gain on investments                             237,303,942
                                                              --------------
      Total net assets                                        $2,697,232,417
                                                              --------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,957,797,213/85,714,263 shares)         $        22.84
                                                              ==============
  Class B (based on $195,916,014/9,746,119 shares)            $        20.10
                                                              ==============
  Class C (based on $183,357,005/9,194,168 shares)            $        19.94
                                                              ==============
  Investor Class (based on $63,680,474/2,783,144 shares)      $        22.88
                                                              ==============
  Class R (based on $17,701,865/780,790 shares)               $        22.67
                                                              ==============
  Class Y (based on $278,779,846/11,775,234 shares)           $        23.68
                                                              ==============
MAXIMUM OFFERING PRICE:
  Class A ($22.84 [divided by] 94.25%)                        $        24.23
                                                              ==============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $49,358)    $28,327,796
  Interest                                                  1,934,435
  Income from securities loaned, net                          215,239
                                                          -----------
     Total investment income                                               $  30,477,470
                                                                           -------------
EXPENSES:
  Management fees
   Basic Fee                                              $15,618,080
   Performance Adjustment                                    (357,064)
  Transfer agent fees and expenses
   Class A                                                  3,304,254
   Class B                                                    800,403
   Class C                                                    393,618
   Investor Class                                             158,930
   Class R                                                     12,349
   Class Y                                                      5,775
  Distribution fees
   Class A                                                  4,472,858
   Class B                                                  2,134,518
   Class C                                                  1,481,278
   Class R                                                     48,313
  Administrative reimbursements                               469,871
  Custodian fees                                               85,515
  Registration fees                                           326,301
  Professional fees                                           108,427
  Printing expense                                            202,292
  Fees and expenses of nonaffiliated trustees                  44,879
  Miscellaneous                                                60,004
                                                          -----------
     Total expenses                                                        $  29,370,601
     Less fees paid indirectly                                                   (70,394)
                                                                           -------------
     Net expenses                                                          $  29,300,207
                                                                           -------------
       Net investment income                                               $   1,177,263
                                                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $ 361,279,975
                                                                           -------------
  Change in net unrealized loss on investments                             $(140,105,939)
                                                                           -------------
   Net gain on investments                                                 $ 221,174,036
                                                                           -------------
   Net increase in net assets resulting from operations                    $ 222,351,299
                                                                           =============

24   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/05 and 10/31/04

                                                            Year Ended        Year Ended
                                                             10/31/05          10/31/04
FROM OPERATIONS:
Net investment income (loss)                             $    1,177,263     $   (1,976,878)
Net realized gain on investments                            361,279,975        246,396,005
Change in net unrealized gain (loss) on investments        (140,105,939)        24,101,697
                                                         --------------     --------------
    Net increase in net assets resulting from
     operations                                          $  222,351,299     $  268,520,824
                                                         --------------     --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($5.63 and $0.52 per share, respectively)    $ (388,197,092)    $  (28,487,287)
    Class B ($5.63 and $0.49 per share, respectively)       (50,287,839)        (5,806,720)
    Class C ($5.63 and $0.49 per share, respectively)       (34,918,794)        (1,376,991)
    Investor Class ($2.47 and $0.00 per share,
     respectively)                                           (6,330,694)                 -
    Class R ($5.63 and $.59 per share, respectively)         (1,881,456)            (9,104)
    Class Y ($5.63 and $.60 per share, respectively)        (19,187,845)          (222,150)
                                                         --------------     --------------
     Total distributions to shareowners                  $ (500,803,720)    $  (35,902,252)
                                                         --------------     --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  912,209,998     $  515,669,882
Shares issued in reorganization                             312,124,598
Reinvestment of distributions                               420,271,906         31,599,105
Cost of shares repurchased                                 (584,718,182)      (376,087,240)
                                                         --------------     --------------
    Net increase in net assets resulting from
     Fund share transactions                             $1,059,888,320     $  171,181,747
                                                         --------------     --------------
    Net increase in net assets                           $  781,435,899     $  403,800,319
NET ASSETS:
Beginning of year                                         1,915,796,518      1,511,996,199
                                                         --------------     --------------
End of year (including undistributed net investment
  income of $1,177,263 and $0, respectively)             $2,697,232,417     $1,915,796,518
                                                         ==============     ==============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------


                                   '05 Shares        '05 Amount       '04 Shares       '04 Amount
CLASS A
Shares sold                         25,492,870    $  641,137,694      14,807,485    $  358,418,447
Shares issued in
  reorganization                       977,011        22,930,449
Reinvestment of distributions       14,197,018       334,318,677       1,148,882        25,351,846
Less shares repurchased            (15,480,783)     (382,834,976)     (9,746,158)     (233,994,444)
                                   -----------    --------------      ----------    --------------
    Net increase                    25,186,116    $  615,551,844       6,210,209    $  149,775,849
                                   ===========    ==============      ==========    ==============
CLASS B
Shares sold                          2,176,136    $   48,838,320       2,425,751    $   53,361,606
Shares issued in
  reorganization                       389,378         8,052,327
Reinvestment of distributions        2,111,097        44,358,161         245,157         4,957,085
Less shares repurchased             (3,887,797)      (86,450,490)     (5,494,026)     (122,138,709)
                                   -----------    --------------      ----------    --------------
    Net increase (decrease)            788,814    $   14,798,318      (2,823,118)   $  (63,820,018)
                                   ===========    ==============      ==========    ==============
CLASS C
Shares sold                          4,742,596    $  105,690,845       2,672,746    $   58,567,505
Reinvestment of distributions        1,293,703        26,843,321          53,189         1,068,044
Less shares repurchased             (1,411,281)      (31,149,926)       (810,887)      (17,714,083)
                                   -----------    --------------      ----------    --------------
    Net increase                     4,625,018    $  101,384,240       1,915,048    $   41,921,466
                                   ===========    ==============      ==========    ==============
INVESTOR CLASS
Shares issued in
  reorganization                     3,129,415    $   75,105,949
Reinvestment of distributions          257,381         6,025,310
Less shares repurchased               (603,652)      (15,070,779)
                                   -----------    --------------
    Net increase                     2,783,144    $   66,060,480
                                   ===========    ==============
CLASS R
Shares sold                            679,367    $   16,685,923         177,122    $    4,286,805
Reinvestment of distributions           71,209         1,658,565             410             9,087
Less shares repurchased                (98,237)       (2,409,454)        (50,857)       (1,225,525)
                                   -----------    --------------      ----------    --------------
    Net increase                       652,339    $   15,935,034         126,675    $    3,070,367
                                   ===========    ==============      ==========    ==============
CLASS Y
Shares sold                          3,898,824    $   99,857,216       1,580,743    $   41,035,519
Shares issued in
  reorganization                     8,471,870       206,035,873
Reinvestment of distributions          291,173         7,067,872           9,409           213,043
Less shares repurchased             (2,799,956)      (66,802,557)        (40,273)       (1,014,479)
                                   -----------    --------------      ----------    --------------
    Net increase                     9,861,911    $  246,158,404       1,549,879    $   40,234,083
                                   ===========    ==============      ==========    ==============

26   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended     Year Ended     Year Ended     Year Ended   Year Ended
CLASS A                                                         10/31/05       10/31/04       10/31/03       10/31/02     10/31/01
Net asset value, beginning of period                           $    25.57     $    22.25     $    16.93      $ 19.29      $  20.83
                                                               ----------     ----------     ----------      -------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $     0.04     $     0.01     $     0.04      $ (0.02)     $  (0.01)
 Net realized and unrealized gain (loss) on investments              2.86           3.83           5.28        (0.97)         0.34
                                                               ----------     ----------     ----------      -------      --------
   Net increase (decrease) from investment operations          $     2.90     $     3.84     $     5.32      $ (0.99)     $   0.33
Distributions to shareowners:
 Net realized gain                                                  (5.63)         (0.52)             -        (1.37)        (1.87)
                                                               ----------     ----------     ----------      -------      --------
Net increase (decrease) in net asset value                     $    (2.73)    $     3.32     $     5.32      $ (2.36)     $  (1.54)
                                                               ----------     ----------     ----------      -------      --------
Net asset value, end of period                                 $    22.84     $    25.57     $    22.25      $ 16.93      $  19.29
                                                               ==========     ==========     ==========      =======      ========
Total return*                                                       11.90%         17.65%         31.42%       (5.99)%        1.85%
Ratio of net expenses to average net assets+                         1.10%          1.21%          1.37%        1.30%         1.24%
Ratio of net investment income (loss) to average net assets+         0.16%          0.05%          0.24%       (0.09)%        0.01%
Portfolio turnover rate                                                74%            59%            58%          65%           95%
Net assets, end of period (in thousands)                       $1,957,797     $1,547,823     $1,208,400      $890,856     $921,310
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        1.10%          1.21%          1.37%        1.30%         1.22%
 Net investment income (loss)                                        0.16%          0.05%          0.24%       (0.09)%        0.03%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.

+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended     Year Ended     Year Ended     Year Ended   Year Ended
CLASS B                                                         10/31/05       10/31/04       10/31/03       10/31/02     10/31/01
Net asset value, beginning of period                           $ 23.32        $ 20.48        $ 15.72         $ 18.14      $ 19.85
                                                               -------        -------        -------         -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.17)       $ (0.22)       $ (0.13)        $ (0.18)     $ (0.10)
 Net realized and unrealized gain (loss) on investments           2.58           3.55           4.89           (0.87)        0.26
                                                               -------        -------        -------         -------      -------
   Net increase (decrease) from investment operations          $  2.41        $  3.33        $  4.76         $ (1.05)     $  0.16
Distributions to shareowners:
 Net realized gain                                               (5.63)         (0.49)             -           (1.37)       (1.87)
                                                               -------        -------        -------         -------      -------
Net increase (decrease) in net asset value                     $ (3.22)       $  2.84        $  4.76         $ (2.42)     $ (1.71)
                                                               -------        -------        -------         -------      -------
Net asset value, end of period                                 $ 20.10        $ 23.32        $ 20.48         $ 15.72      $ 18.14
                                                               =======        =======        =======         =======      =======
Total return*                                                    10.81%         16.64%         30.28%          (6.75)%       1.01%
Ratio of net expenses to average net assets+                      2.06%          2.13%          2.22%           2.10%        2.03%
Ratio of net investment loss to average net assets+              (0.80)%        (0.86)%        (0.61)%         (0.89)%      (0.78)%
Portfolio turnover rate                                             74%            59%            58%             65%          95%
Net assets, end of period (in thousands)                       $195,916       $208,844       $241,313        $264,881     $330,926
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.06%          2.13%          2.22%           2.10%        2.01%
 Net investment loss                                             (0.80)%        (0.86)%        (0.61)%         (0.89)%      (0.76)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges

+  Ratios with no reduction for fees paid indirectly.

28   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended     Year Ended     Year Ended     Year Ended   Year Ended
CLASS C                                                         10/31/05       10/31/04       10/31/03       10/31/02     10/31/01
Net asset value, beginning of period                           $ 23.15        $ 20.34        $ 15.61         $ 18.04      $ 19.76
                                                               -------        -------        -------         -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ (0.11)       $ (0.16)       $ (0.10)        $ (0.16)     $  0.03
 Net realized and unrealized gain (loss) on investments           2.53           3.46           4.83           (0.90)        0.12
                                                               -------        -------        -------         -------      -------
 Net increase (decrease) from investment operations            $  2.42        $  3.30        $  4.73         $ (1.06)     $  0.15
Distributions to shareowners:
 Net realized gain                                               (5.63)         (0.49)             -           (1.37)       (1.87)
                                                               -------        -------        -------         -------      -------
Net increase (decrease) in net asset value                     $ (3.21)       $  2.81        $  4.73         $ (2.43)     $ (1.72)
                                                               -------        -------        -------         -------      -------
Net asset value, end of period                                 $ 19.94        $ 23.15        $ 20.34         $ 15.61      $ 18.04
                                                               =======        =======        =======         =======      =======
Total return*                                                    10.95%         16.60%         30.30%          (6.85)%       0.96%
Ratio of net expenses to average net assets+                      1.95%          2.11%          2.28%           2.20%        2.11%
Ratio of net investment loss to average net assets+              (0.68)%        (0.88)%        (0.68)%         (0.99)%      (0.86)%
Portfolio turnover rate                                             74%            59%            58%             65%          95%
Net assets, end of period (in thousands)                       $183,357       $105,778       $53,982         $34,605      $29,547
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.95%          2.11%          2.28%           2.20%        2.09%
 Net investment loss                                             (0.68)%        (0.88)%        (0.68)%         (0.99)%      (0.84)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges

+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    12/10/04 to
INVESTOR CLASS                                                       10/31/05
Net asset value, beginning of period                                 $ 24.00
                                                                     -------
Increase from investment operations:
  Net investment income                                              $  0.06
  Net realized and unrealized gain on investments                       1.29
                                                                     -------
   Net increase from investment operations                           $  1.35
Distributions to shareowners:
  Net realized gain                                                  $ (2.47)
                                                                     -------
Net decrease in net asset value                                      $ (1.12)
                                                                     -------
Net asset value, end of period                                       $ 22.88
                                                                     =======
Total return*                                                           5.39%
Ratio of net expenses to average net assets+                            0.94%**
Ratio of net investment income to average net assets+                   0.24%**
Portfolio turnover rate                                                   74%
Net assets, end of period (in thousands)                             $63,680
Ratios with reduction for fees paid indirectly:
  Net expenses                                                          0.93%**
  Net investment income                                                 0.25%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

** Annualized

+  Ratios with no reduction for fees paid indirectly.

30   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                  Year Ended   Year Ended      4/1/03 to
CLASS R                                            10/31/05     10/31/04       10/31/03
Net asset value, beginning of period               $ 25.46      $ 22.25       $  16.81
                                                   -------      -------       --------
Increase from investment operations:
  Net investment income (loss)                     $ (0.01)     $  0.06       $      -
  Net realized and unrealized gain on
   investments                                        2.85         3.74           5.44
                                                   -------      -------       --------
   Net increase from investment operations         $  2.84      $  3.80       $   5.44
Distributions to shareowners:
  Net realized gain                                  (5.63)       (0.59)             -
                                                   -------      -------       --------
Net increase (decrease)                            $ (2.79)     $  3.21       $   5.44
                                                   -------      -------       --------
Net asset value, end of period                     $ 22.67      $ 25.46       $  22.25
                                                   =======      =======       ========
Total return*                                        11.69%       17.50%         32.36%
Ratio of net expenses to average net assets+          1.32%        1.34%          1.31%**
Ratio of net investment loss to average
  net assets+                                        (0.05)%      (0.16)%        (0.08)%**
Portfolio turnover rate                                 74%          59%            58%
Net assets, end of period (in thousands)           $17,702      $ 3,271       $     40
Ratios with reduction for fees paid indirectly:
  Net expenses                                        1.32%        1.34%          1.31%**
  Net investment loss                                (0.05)%      (0.16)%        (0.08)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

** Annualized

+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   31

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended     Year Ended     Year Ended     Year Ended   Year Ended
CLASS Y                                                         10/31/05       10/31/04       10/31/03       10/31/02     10/31/01
Net asset value, beginning of period                           $  26.17       $ 22.73        $  17.21        $ 19.50      $ 20.94
                                                               --------       -------        --------        -------      -------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.06       $  0.08        $   0.15        $  0.06      $  0.07
 Net realized and unrealized gain (loss) on investments            3.08          3.96            5.37          (0.98)        0.36
                                                               --------       -------        --------        -------      -------
  Net increase (decrease) from investment operations           $   3.14       $  4.04        $   5.52        $ (0.92)     $  0.43
Distributions to shareowners:
 Net realized gain                                                (5.63)        (0.60)              -          (1.37)       (1.87)
                                                               --------       -------        --------        -------      -------
Net increase (decrease) in net asset value                     $  (2.49)      $  3.44        $   5.52        $ (2.29)     $ (1.44)
                                                               --------       -------        --------        -------      -------
Net asset value, end of period                                 $  23.68       $ 26.17        $  22.73        $ 17.21      $ 19.50
                                                               ========       =======        ========        =======      =======
Total return*                                                     12.61%        18.23%          32.07%         (5.54)%       2.36%
Ratio of net expenses to average net assets+                       0.67%         0.78%           0.84%          0.84%        0.76%
Ratio of net investment income to average net assets+              0.62%         0.46%           0.76%          0.37%        0.49%
Portfolio turnover rate                                              74%           59%             58%            65%          95%
Net assets, end of period (in thousands)                       $278,780       $50,081        $  8,261        $ 6,318      $ 3,642
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      0.67%         0.78%           0.84%          0.83%        0.75%
 Net investment income                                             0.62%         0.46%           0.76%          0.38%        0.50%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+  Ratios with no reduction for fees paid indirectly.

32  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Investor class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and class R shareowners, respectively. There is no distribution plan for Investor Class or Class Y share.

The Fund's financial statements have been prepared in conformity with U.S generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                             (continued)
--------------------------------------------------------------------------------

     they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2005 there were no securities fair valued. Cash equivalent securities with a remaining maturity of 60 days or less are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                    2005             2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                $ 77,755,872       $14,085,382
Long-Term capital gain          423,047,848        21,816,870
                               ------------       -----------
Total                          $500,803,720       $35,902,252
                               ============       ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2005:

--------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                               $ 11,761,460
  Undistributed long-term gain                                  92,791,640
  Unrealized appreciation                                      233,438,216
                                                              ------------
  Total                                                       $337,991,316
                                                              ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $561,070 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2005.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                             (continued)
--------------------------------------------------------------------------------

     realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

G.   Option writing

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     During the year ended, October 31, 2005, the Fund did not write or exercise any option contracts.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% on the next $3 billion, and a 0.6% on the excess over $4 billion. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the performance of the Fund's Class A shares as compared with the Russell Midcap Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (i.e., the fee is further subject to a cap of average daily net assets and a floor of 0.50% of average daily net assets assuming that the Fund is not large enough for any breakpoints to apply). Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Lipper Growth Funds Index effective May 1, 2003; however the Lipper Growth Funds Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended October 31, 2005, the aggregate performance adjustment resulted in a decrease to the basic fee

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                             (continued)
--------------------------------------------------------------------------------

of $357,064. The management fee was equivalent to 0.63% of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On October 31, 2005, $129,860 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $510,714 in transfer agent fees payable to PIMSS at October 31, 2005.

4.   Distribution and Service Plans

The Fund adopted a plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $469,581 in distribution fees payable to PFD at October 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2005, CDSCs in the amount of $280,475 were paid to PFD.

5.   Directed Brokerage and Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended October 31, 2005, the Fund's expenses were not reduced under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2005, the Fund's expenses were reduced by $70,394 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                             (continued)
--------------------------------------------------------------------------------

Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2005, the Fund had no borrowings under this agreement.

7.   Merger Information

On December 8, 2004, beneficial owners of Safeco Multi-Cap Core Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

------------------------------------------------------------------------------------
                    Pioneer Mid Cap       Safeco Multi-Cap       Pioneer Mid Cap
                      Value Fund              Core Fund             Value Fund
                 (Pre-Reorganization)   (Pre-Reorganization)  (Post-Reorganization)
------------------------------------------------------------------------------------
Net Assets         $ 2,047,064,347        $  75,105,949          $ 2,118,810,359

Shares
Outstanding             86,885,598            3,690,384               90,015,013

Investor Class
Shares Issued                                                          3,129,415
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Unrealized       Accumulated
                                  Appreciation on       Gain on
                                    Closing Date      Closing Date
--------------------------------------------------------------------------------
Safeco Multi-Cap Core Fund         $ 14,789,843        $ 21,589,835
--------------------------------------------------------------------------------

In addition, on September 22, 2005, beneficial owners of AmSouth Mid Cap Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of the AmSouth Fund's Class A, Class B and Class I net assets for Pioneer Mid Cap Value Fund's shares, based on the Fund's Class A, Class B, and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                       Pioneer Mid Cap        AmSouth Mid Cap        Pioneer Mid Cap
                         Value Fund             Equity Fund            Value Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
------------------------------------------------------------------------------------------
Net Assets
 Class A                $2,037,601,351          $ 22,930,449          $2,060,531,800
 Class B                $  203,267,554          $  8,052,327          $  211,319,881
 Class C                $  182,413,606          $          -          $  182,413,606
 Class R                $   15,297,621          $          -          $   15,297,621
 Class Y                $  131,848,429          $          -          $  337,884,302
 Investor Class         $   66,287,249          $          -          $   66,287,249
 Class I                $            -          $206,035,873          $            -
                        --------------          ------------          --------------
Total Net
Assets                  $2,636,715,810          $237,018,649          $2,873,734,459
                        --------------          ------------          --------------
Shares
Outstanding
 Class A                    86,812,547             1,550,606              87,789,558
 Class B                     9,829,993               571,137              10,219,371
 Class C                     8,894,046                     -               8,894,046
 Class R                       656,453                     -                 656,453
 Class Y                     5,421,200                     -              13,893,070
 Investor Class              2,819,713                     -               2,819,713
 Class I                             -            13,863,586                       -
Shares Issued
in Reorganization
 Class A                                                                     977,011
 Class B                                                                     389,378
 Class Y                                                                   8,471,870
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Unrealized         Accumulated
                      Appreciation on         Loss on
                        Closing Date       Closing Date
--------------------------------------------------------------------------------
AmSouth Mid Cap
Equity Fund          $ 34,901,760         $ (1,598,488)
--------------------------------------------------------------------------------


8.   Additional Information (unaudited)

For the fiscal year ended October 31, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                             (continued)
--------------------------------------------------------------------------------

such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 0%.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Mid Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Mid Cap Value Fund (the "Fund") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers and by other appropriate auditing procedures when replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Value Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 13, 2005

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held          Length of Service         Principal Occupation              Other Directorships
Name and Age               With the Fund           and Term of Office        During Past Five Years            Held by this Trustee
John F. Cogan, Jr. (79)*   Chairman of the         Trustee since 1990.       Deputy Chairman and a Director    ICI Mutual Insurance
                           Board,                  Serves until              of Pioneer Global Asset           Company; Director
                           Trustee and President   successor trustee is      Chairman and Director of          of Harbor Global
                                                   elected or earlier        Management S.p.A. ("PGAM");       Company, Ltd.
                                                   retirement or             Non-Executive Chairman and a
                                                   removal                   Director of Pioneer Investment
                                                                             Management USA Inc.
                                                                             ("PIM-USA"); Chairman and a
                                                                             Director of Pioneer; Director
                                                                             of Pioneer Alternative
                                                                             Investment Management Limited
                                                                             (Dublin); President and a
                                                                             Director of Pioneer Alternative
                                                                             Investment Management (Bermuda)
                                                                             Limited and affiliated funds;
                                                                             President and Director of
                                                                             Pioneer Funds Distributor, Inc.
                                                                             ("PFD"); President of all of
                                                                             the Pioneer Funds; and Of
                                                                             Counsel (since 2000, partner
                                                                             prior to 2000), Wilmer Cutler
                                                                             Pickering Hale and Dorr LLP
                                                                             (counsel to PIM-USA and the
                                                                             Pioneer Funds).

* Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock**(61)        Trustee                 Trustee since 2005.       Senior Vice President and Chief   Director of The
3050 K. Street NW,                                 Serves until successor    Financial Officer, I-trax, Inc.   Enterprise Social
Washington, DC 20007                               trustee is elected or     (publicly traded health care      Investment Company
                                                   earlier retirement or     services company) (2001 -         (privately-held
                                                   removal.                  present); Managing Partner,       affordable housing
                                                                             Federal City Capital Advisors     finance company);
                                                                             (boutique merchant bank) (1995    Director of New York
                                                                             - 2000; 2002 to 2004);            Mortgage Trust
                                                                             Executive Vice President and      (publicly traded
                                                                             Chief Financial Officer,          mortgage REIT)
                                                                             Pedestal Inc. (internet-based
                                                                             mortgage trading company) (2000
                                                                             - 2002)

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held       Length of Service         Principal Occupation              Other Directorships
Name and Age                  With the Fund        and Term of Office        During Past Five Years            Held by this Trustee
Mary K. Bush (57)             Trustee              Trustee since 1997.       President, Bush International     Director of Brady
3509 Woodbine Street,                              Serves until              (international financial          Corporation
Chevy Chase, MD 20815                              successor trustee         advisory firm)                    (industrial
                                                   is elected or earlier                                       identification and
                                                   retirement or removal                                       specialty coated
                                                                                                               material products
                                                                                                               manufacturer),
                                                                                                               Millennium Chemicals,
                                                                                                               Inc. (commodity
                                                                                                               chemicals), Mortgage
                                                                                                               Guaranty Insurance
                                                                                                               Corporation, and R.J.
                                                                                                               Reynolds Tobacco
                                                                                                               Holdings, Inc.
                                                                                                               (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)     Trustee              Trustee since 1990.       Founding Director, The Winthrop   None
1001 Sherbrooke Street West,                       Serves until              Group, Inc. (consultin firm);
Montreal, Quebec, Canada                           successor trustee         Professor of Management,
H3A 1G5                                            is elected or earlier     Faculty of Management, McGill
                                                   retirement or removal     University
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)      Trustee              Trustee since 1990.       President and Chief Executive     Director of New
One Boston Place, 28th Floor,                      Serves until              Officer, Newbury, Piret &         America High Income
Boston, MA 02108                                   successor trustee         Company, Inc. (investment         Fund, Inc.
                                                   is elected or earlier     banking firm)                     (closed-end
                                                   retirement or removal                                       investment company)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)            Trustee              Trustee since 1990.       President, John Winthrop & Co.,   None
One North Adgers Wharf,                            Serves until              Inc. (private investment firm)
Charleston, SC 29401                               successor trustee
                                                   is elected or earlier
                                                   retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held       Length of Service         Principal Occupation              Other Directorships
Name and Age                  With the Fund        and Term of Office        During Past Five Years            Held by this Trustee
Osbert M. Hood (53)           Executive Vice       Since 2005. Serves        President and Chief Executive     Trustee of certain
                              President            at the discretion of      Officer, PIM-USA since May 2003   Pioneer Funds
                                                   Board.                    (Director since January 2001);
                                                                             President and Director of
                                                                             Pioneer since May 2003;
                                                                             Chairman and Director of
                                                                             Pioneer Investment Management
                                                                             Shareholder Services, Inc.
                                                                             ("PIMSS") since May 2003;
                                                                             Executive Vice President of all
                                                                             of the Pioneer Funds since June
                                                                             3, 2003; Executive Vice
                                                                             President and Chief Operating
                                                                             Officer of PIM-USA, November
                                                                             2000 to May 2003
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)      Secretary            Since September,          Secretary of PIM-USA; Senior      None
                                                   2003. Serves              Vice President - Legal of
                                                   at the discretion of      Pioneer; and Secretary/Clerk of
                                                   the Board                 most of PIM-USA's subsidiaries;
                                                                             Secretary of all of the Pioneer
                                                                             Funds since September 2003
                                                                             (Assistant Secretary from
                                                                             November 2000 to September
                                                                             2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)    Assistant Secretary  Since September,          Assistant Vice President and      None
                                                   2003. Serves at           Senior Counsel of Pioneer since
                                                   the discretion of         July 2002; Vice President and
                                                   the Board                 Senior Counsel of BISYS Fund
                                                                             Services, Inc. (April 2001 to
                                                                             June 2002); Senior Vice
                                                                             President and Deputy General
                                                                             Counsel of Funds Distributor,
                                                                             Inc. (July 2000 to April 2001;
                                                                             Assistant Secretary of all
                                                                             Pioneer Funds since September
                                                                             2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)          Assistant Secretary  Since September,          Partner, Wilmer Cutler            None
                                                   2003. Serves at           Pickering Hale and Dorr LLP;
                                                   the discretion of         Assistant Secretary of all
                                                   the Board                 Pioneer Funds since September
                                                                             2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held       Length of Service         Principal Occupation              Other Directorships
Name and Age                  With the Fund        and Term of Office        During Past Five Years            Held by this Trustee
Vincent Nave (60)             Treasurer            Since November,           Vice President - Fund             None
                                                   2000. Serves at           Accounting, Administration and
                                                   the discretion of         Custody Services of Pioneer;
                                                   the Board                 and Treasurer of all of the
                                                                             Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (45)          Assistant Treasurer  Since November,           Deputy Treasurer of Pioneer       None
                                                   2004. Serves at           since 2004; Treasurer and
                                                   the discretion of         Senior Vice President, CDC IXIS
                                                   the Board                 Asset Management Services from
                                                                             2002 to 2003; Assistant
                                                                             Treasurer and Vice President,
                                                                             MFS Investment Management from
                                                                             1997 to 2002; and Assistant
                                                                             Treasurer of all of the Pioneer
                                                                             Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)         Assistant Treasurer  Since November,           Assistant Vice President - Fund   None
                                                   2000. Serves              Accounting, Administration and
                                                   at the discretion         Custody Services of Pioneer;
                                                   of the Board              and Assistant Treasurer of all
                                                                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Assistant Treasurer  Since May, 2002.          Fund Accounting Manager - Fund    None
                                                   Serves at the             Accounting, Administration and
                                                   discretion of             Custody Services of Pioneer;
                                                   the Board                 and Assistant Treasurer of all
                                                                             of the Pioneer Funds since May
                                                                             2002
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held       Length of Service         Principal Occupation              Other Directorships
Name and Age                  With the Fund        and Term of Office        During Past Five Years            Held by this Trustee
Katherine Kim Sullivan (31)   Assistant Treasurer  Since September,          Fund Administration Manager -     None
                                                   2003. Serves at           Fund Accounting, Administration
                                                   the discretion of         and Custody Services since June
                                                   the Board                 2003; Assistant Vice President
                                                                             - Mutual Fund Operations of
                                                                             State Street Corporation from
                                                                             June 2002 to June 2003
                                                                             (formerly Deutsche Bank Asset
                                                                             Management); Pioneer Fund
                                                                             Accounting, Administration and
                                                                             Custody Services (Fund
                                                                             Accounting Manager from August
                                                                             1999 to May 2002, Assistant
                                                                             Treasurer of all Pioneer Funds
                                                                             since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance     Since October,            Chief Compliance Officer of       None
                              Officer              2004. Serves at           Pioneer (Director of Compliance
                                                   the discretion of         and Senior Counsel from
                                                   the Board                 November 2000 to September
                                                                             2004); and Chief Compliance
                                                                             Officer of all of the Pioneer
                                                                             Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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50

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                            This page for your notes.

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                            This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                       www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $33,235 in 2005 and approximately $28,900 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related and other services provided to the Fund during the fiscal years ended October 31, 2005 and 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the fiscal year ended October 31, 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval. For the year ended October 31, 2004, $68,880 was billed to an Affiliate in Dublin for organizational assistance.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $63,559 in 2005 and $166,800 in 2004.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2005

* Print the name and title of each signing officer under his or her signature.